Other disclosures	6 Months Ended
Dec. 31, 2025
Other disclosures [Abstract]
Other disclosures
Section 9.	Other disclosures

9.1	Capital and other commitments

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Payable within one year
Water rights	1,594	1,336	498
Non-cancellable lease commitments	190	261	267
Exploration and evaluation expenditure commitments	-	317	216
Sub total	1,784	1,913	981
Payable after one year but not later than five years
Water rights	5,392	4,971	953
Non-cancellable lease commitments	163	288	54
Exploration and evaluation expenditure commitments	-	317	432
Sub total	5,555	5,576	1,439
Payable later than five years
Water rights	9,143	9,116	-
Non-cancellable operating lease rental commitments	-	-	-
Exploration and evaluation expenditure commitments	-	-	-
Sub total	9,143	9,116	-
Total commitments	16,482	16,605	2,420

Water rights

The Company has secured water rights via exclusive options to enter into long-term leases. In addition, there is an option to purchase these water rights and associated land at any time at the Company’s sole election. This is a discretionary purchase and is excluded from the commitments disclosed above.

Non-cancellable lease commitments

Included within non-cancellable lease commitments is the lease of a neighboring property to the Rhyolite Ridge Lithium-Boron Project. The Company has entered into an option agreement to purchase this property. The cost of this discretionary purchase is excluded from the commitments disclosed above.

Exploration license expenditure requirements

In order to maintain the Company’s tenements in good standing with the various mines departments and comply with the underlying option agreements, the Company will be required to pay annual claim maintenance fees. It is likely that the granting of new licenses and changes in license areas at renewal or expiry will change the expenditure commitment to the Company from time to time.

9.2	Contingent liabilities

Settlement of Rhyolite Ridge

The Company entered an option agreement to purchase Rhyolite Ridge from Boundary Peak Minerals LLC on June 3, 2016. The Company has made four progress payments to Boundary Peak under the agreement. A final payment will fall due following Board making a ‘decision to mine’ the Rhyolite Ridge property. Once this decision is made, the Company is required under the terms of the contract to either:

•	Pay Boundary Peak LLC US$3 million, or
•	Issue shares (or a mix of both shares and cash) to Boundary Peak LLC, to the equivalent of US$3 million at a fixed exchange rate of USD $0.75 = AUD$1.00.

At the date of this report the decision to mine has not yet been made by the Company.

There are no other known contingent liabilities as at December 31, 2025.

9.3	Related Party disclosures

Non-key management personnel disclosures

The Group has a related party relationship with its controlled entities, refer to note 8.1. The Company and its controlled entities engage in a variety of related party transactions in the ordinary course of business. These transactions are conducted on normal terms and conditions.

Key management personnel disclosures

For all related party transactions with key management personnel, refer to note 7.2, Key management personnel disclosures.

9.4	Events after reporting date

On 5 February 2026, Ioneer announced the issue of 400,000,000 new fully paid ordinary shares at an issue price of A$0.18 (~US$0.13) per share by way of a single-tranche placement for gross proceeds of A$72 million (~US$50 million). The placement was strongly supported by new and existing shareholders and will be used to accelerate the development of Rhyolite Ridge including long lead items and early works, to advance project readiness, fund environmental permitting expenses and commitments, pay other project costs and fund working capital, meet obligations under the closed DOE Loan and for general corporate purposes.

Other than as mentioned above, in the period since 31 December 2025 and up to the date of this report, there has not been any other item, transaction or event of a material and unusual nature likely in the opinion of directors, to substantially affect the operations of the Group, the results of those operations or the state of affairs of the Group in subsequent financial years.